Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Philotimo Focused Growth and Income Fund [Member]
Shareholder Report [Line Items]
Fund Name	Philotimo Focused Growth and Income Fund
Class Name	Philotimo Focused Growth and Income Fund
Trading Symbol	PHLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	theworldfundstrust.com/funds/Philotimo/Philotimo.php
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$83	1.50%¹
¹	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.50% [1]
Net Assets	$ 116,023,281
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 533,706
Investment Company, Portfolio Turnover	39.05%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$116,023,281
Number of Holdings	42
Total Net Advisory Fee	$533,706
Portfolio Turnover Rate	39.05%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
The RealReal, Inc	11.92%
Allot Ltd.	10.94%
Barnes & Noble Education, Inc.	6.01%
Inspired Entertainment, Inc.	5.66%
eGain Corp.	5.51%
AMMO, Inc.	5.10%
Compass, Inc.	4.85%
Camping World Holdings, Inc. Class A	4.08%
Immersion Corporation	3.80%
The Lovesac Co	3.50%

[1]	Annualized.